Summary of Significant Accounting Policies - Impact of Adoption of ASC 606 on Consolidated Balance Sheet and Statement of Operations (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)
Revenue Initial Application Period Cumulative Effect Transition [Line Items]
Net revenues	¥ 2,228,117	$ 324,066	¥ 1,282,562	¥ 439,181
Cost of revenues	1,242,889	180,771	794,342	257,995
Gross profit	985,228	143,295	488,220	181,186
Operating expenses:
Selling expenses	848,088	123,349	444,927	123,370
General and administrative expenses	775,883	112,848	362,748	185,496
Total operating expenses	1,623,971	236,197	807,675	308,866
Operating loss	(638,743)	(92,902)	(319,455)	(127,680)
Interest expense	51,901	7,549	5,556
Interest income	2,826	411	549	464
Foreign exchange loss	7,621	1,108
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	131,748	19,162	70,336
Loss on extinguishment of convertible notes	900	131	0	0
Loss before income taxes	(828,087)	(120,441)	(394,798)	(127,216)
Net loss	(833,409)	(121,215)	(397,234)	(127,604)
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (833,411)	$ (121,215)	¥ (397,313)	¥ (127,556)
Net loss per share attributable to ordinary shareholders of Puxin Limited
Basic and diluted | (per share)	¥ (5.78)	$ (0.84)	¥ (3.98)	¥ (1.29)
Total assets	¥ 2,737,019		¥ 2,008,393		$ 398,084
Total liabilities	2,189,147		2,161,178		318,400
Deferred revenue, non-current portion	121,191		128,890		17,626
Deferred revenue, current portion	876,861		906,480		127,534
Total shareholders’ equity	547,893		(272,762)		79,687
Accumulated deficit	(1,469,303)		¥ (679,613)		$ (213,701)
Topic 606
Revenue Initial Application Period Cumulative Effect Transition [Line Items]
Net revenues	2,228,117
Cost of revenues	1,242,889
Gross profit	985,228
Operating expenses:
Selling expenses	848,088
General and administrative expenses	775,883
Total operating expenses	1,623,971
Operating loss	(638,743)
Interest expense	51,901
Interest income	2,826
Foreign exchange loss	7,621
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	131,748
Loss on extinguishment of convertible notes	900
Loss before income taxes	(828,087)
Net loss	(833,409)
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (833,411)
Net loss per share attributable to ordinary shareholders of Puxin Limited
Basic and diluted | ¥ / shares	¥ (5.78)
Total assets	¥ 2,737,019
Total liabilities	2,189,147
Accrued expenses and other current liabilities - refund liabilities	92,960
Deferred revenue, non-current portion	121,191
Deferred revenue, current portion	876,861
Total shareholders’ equity	547,872
Accumulated deficit	(1,469,303)
Topic 606 | Balances without adoption of ASC 606
Revenue Initial Application Period Cumulative Effect Transition [Line Items]
Net revenues	2,221,053
Cost of revenues	1,242,889
Gross profit	978,164
Operating expenses:
Selling expenses	848,088
General and administrative expenses	775,883
Total operating expenses	1,623,971
Operating loss	(645,807)
Interest expense	51,901
Interest income	2,826
Foreign exchange loss	7,621
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	131,748
Loss on extinguishment of convertible notes	900
Loss before income taxes	(835,151)
Net loss	(840,473)
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (840,475)
Net loss per share attributable to ordinary shareholders of Puxin Limited
Basic and diluted | ¥ / shares	¥ (5.83)
Total assets	¥ 2,737,019
Total liabilities	2,244,527
Accrued expenses and other current liabilities - refund liabilities	0
Deferred revenue, non-current portion	243,683
Deferred revenue, current portion	902,709
Total shareholders’ equity	492,492
Accumulated deficit	(1,524,683)
Topic 606 | Effect of Change Higher/(Lower)
Revenue Initial Application Period Cumulative Effect Transition [Line Items]
Net revenues	7,064
Cost of revenues	0
Gross profit	7,064
Operating expenses:
Selling expenses	0
General and administrative expenses	0
Total operating expenses	0
Operating loss	7,064
Interest expense	0
Interest income	0
Foreign exchange loss	0
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	0
Loss on extinguishment of convertible notes	0
Loss before income taxes	7,064
Net loss	7,064
Net loss attributable to ordinary shareholders of Puxin Limited	¥ 7,064
Net loss per share attributable to ordinary shareholders of Puxin Limited
Basic and diluted | ¥ / shares	¥ 0.05
Total assets	¥ 0
Total liabilities	(55,380)
Accrued expenses and other current liabilities - refund liabilities	92,960
Deferred revenue, non-current portion	(122,492)
Deferred revenue, current portion	(25,848)
Total shareholders’ equity	55,380
Accumulated deficit	¥ 55,380					¥ 48,316